SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

Private Placement Equity Financing with Ausenco

First Mining has entered into an agreement with Ausenco Engineering Canada Inc. (“Ausenco”) to complete a Pre-Feasibility Study (“PFS”) for the Company’s Springpole Gold Project. Ausenco or an affiliate will be entitled to receive approximately $1,600 as fees thereunder. Pursuant to the agreement with Ausenco, on January 15, 2020 the Company closed a private placement with Ausenco, for gross cash proceeds of approximately $750 from Ausenco in respect of its subscription for common shares (the “Ausenco Offering”). Pursuant to the Ausenco Offering, First Mining issued 2,777,777 common shares to Ausenco at a price of $0.27 per common share. First Mining then paid $750 to Ausenco as a prepayment for the costs of the PFS.

Non-Brokered Private Placement Financing

On March 6, 2020, the Company closed the third and final tranche of a non-brokered private placement initially announced on February 6, 2020, pursuant to which it raised aggregate gross proceeds of $8,500 (the “2020 Offering”). Pursuant to the 2020 Offering, the Company issued an aggregate of 27,420,318 units of the Company (the “Units”) at a price of $0.22 per Unit for gross proceeds of $6,000 and 10,000,000 flow-through units of the Company (the “FT Units”) at a price of $0.25 per FT Unit for gross proceeds of $2,500. The 2020 Offering closed in three tranches, with 10,000,000 FT Units issued on February 14, 2020, 23,328,818 Units issued on February 28, 2020 and 4,091,500 Units issued on March 6, 2020. In connection with the 2020 Offering, the Company paid issuance costs of $91 in cash. Each Unit consisted of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant will entitle the holder to acquire one common share of the Company for a period of 36 months from the date of issuance at a price of $0.33. Each FT Unit consisted of one flow-through common share of the Company that qualifies as a "flow-through share" for the purposes of the ITA and one-half of one Warrant on the same terms as the Warrants forming part of the Units.

Stock Options Grant

Subsequent to December 31, 2019, the Company granted 8,750,000 incentive stock options to Directors, Officers, employees and consultants of the Company under the terms of its stock option plan. The stock options have an exercise price of $0.25 per share and are exercisable for a period of five years from the grant date.

Exercise of Stock Options

Subsequent to December 31, 2019 and as at the date of filing these consolidated annual financial statements, a total of 400,000 stock options were exercised for gross proceeds of $60.

Stock Options Expired

Subsequent to December 31, 2019 and as at the date of filing these consolidated annual financial statements, 1,700,000 stock options expired unexercised.

Impacts of COVID-19 Pandemic

In March 2020, the World Health Organization declared a global pandemic related to the virus known as COVID-19. The expected impacts on global commerce are anticipated to be far reaching. To date there have been significant stock market declines, and the movement of people and goods has become restricted. The mineral exploration sector is expected to be impacted significantly as many local and regional governments have issued public health orders in response to COVID-19, including restricting the movement of people, which could impact the Company's ability to access its properties and complete its exploration programs in the coming year. A continuing period of lower prices could significantly affect the economic potential of many of the Company’s current properties and may result in the Company ceasing work on, or dropping its interest in, some or all of them.

As the Company does not have production activities, the ability to fund ongoing exploration is affected by the availability of financing. Due to market uncertainty the Company may be restricted in its ability to raise additional funding.

The impact of these factors on the Company is not yet determinable; however they may have a material impact on the Company’s financial position, results of operations and cash flows in future periods. In particular, there may be heightened risk of mineral property impairment and liquidity or going concern uncertainty.

As a result, impairment indicators for our mineral properties and/or a decline in the fair value of our mineral property investment could arise in 2020 if current conditions persist. We continue to work on revisions to our company's forecasts and exploration plans in light of the current conditions and will use these updated assumptions / forecasts in measurement of our assets going forward.

As required by IFRS, we have not reflected these subsequent conditions in the measurement of our mineral properties or our mineral property investment as at December 31, 2019.